Offerings - Offering: 1	Jul. 28, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Maximum Aggregate Offering Price	$ 38,474,857.41
Carry Forward Form Type	S-3
Carry Forward File Number	333-273510
Carry Forward Initial Effective Date	Jul. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,239.93
Offering Note	Represents shares of Common Stock, par value $0.01 per share (the "Common Stock") that may be acquired by participants in the Carrier Global Corporation 2020 Long-Term Incentive Plan, as amended (the "Plan"), upon exercise of certain options and upon settlement of certain restricted stock units and performance based restricted stock units (collectively referred to as "awards") issued pursuant to the Plan. The number of shares of Common Stock registered is equal to the number of such awards issued pursuant to the Plan that remained outstanding as of July 27, 2026, rounded up. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement also covers any additional securities to be offered or issued pursuant to the awards relating to adjustments for changes resulting from stock dividends, stock splits and similar changes. This registration statement includes $38,474,857.41 of securities that were previously registered on the Registration Statement on Form S-3 (File No. 333-273510), which was initially filed on July 28, 2023 and became effective on the date thereof (the "Prior Registration Statement"), and remain unsold. Pursuant to Rule 415(a)(6) of the Securities Act of 1933, as amended, the fee previously paid by the registrant with respect to such unsold securities will continue to be applied to such securities and no additional fee is due with respect to such securities in connection with the filing of this registration statement. The registrant is only registering the unsold securities on this registration statement and is not registering any new securities. In accordance with Rule 415(a)(6), the Prior Registration Statement will be deemed terminated upon effectiveness of this registration statement.